Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income [Table Text Block]
	Foreign Currency Translation Adjustment		Net Unrealized Gains (Losses) on Available-for-Sale Securities		Net Unrealized Gains (Losses) on Cash Flow Hedges		Defined Benefit Postretirement Plans		Accumulated Other Comprehensive Income
Balance as of December 31, 2015	$(1,198)		$484		$16		$6,032		$5,334
Other comprehensive income (loss) before reclassifications	(797)		58		690		497		448
Amounts reclassified from accumulated OCI	-	[1]	(1)	[1]	38	[2]	(858)	[3]	(821)
Net other comprehensive income (loss)	(797)		57		728		(361)		(373)
Balance as of December 31, 2016	(1,995)		541		744		5,671		4,961
Other comprehensive income (loss) before reclassifications	20		187		371		1,083		1,661
Amounts reclassified from accumulated OCI	-	[1]	(185)	[1]	39	[2]	(988)	[3]	(1,134)
Net other comprehensive income (loss)	20		2		410		95		527
Amounts reclassified to retained earnings[4]	(79)		117		248		1,243		1,529
Balance as of December 31, 2017	(2,054)		660		1,402		7,009		7,017
Other comprehensive income (loss) before reclassifications	(1,030)		(4)		(597)		830		(801)
Amounts reclassified from accumulated OCI	-	[1]	-	[1]	13	[2]	(1,322)	[3]	(1,309)
Net other comprehensive income (loss)	(1,030)		(4)		(584)		(492)		(2,110)
Amounts reclassified to retained earnings[5]	-		(658)		-		-		(658)
Balance as of December 31, 2018	$(3,084)		$(2)		$818		$6,517		$4,249
[1]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[2]	(Gains) losses are included in Interest expense in the consolidated statements of income (see Note 12).
[3]	The amortization of prior service credits associated with postretirement benefits are included in Other income (expense) in the consolidated statements of income (see Note 14).
[4]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (see Note 1).
[5]	With the adoption of ASU 2016-01, the unrealized (gains) losses on our equity investments are reclassified to retained earnings
(see Note 1).